Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

Note 16: Share-Based Compensation

For the years ended December 31, 2015, 2014 and 2013, CNH Industrial recognized total share-based compensation expense of $49 million, $49 million and $39 million, respectively. For the years ended December 31, 2015, 2014, and 2013, CNH Industrial recognized a total tax benefit relating to share-based compensation expense of $3 million, $4 million, and $8 million, respectively. As of December 31, 2015, CNH Industrial had unrecognized share-based compensation expense related to nonvested awards of approximately $76 million based on current assumptions related to achievement of specified performance objectives, when applicable. Unrecognized share-based compensation costs will be recognized over a weighted-average period of 2.1 years.

CNH Industrial’s equity awards are governed by several plans: i) CNH Industrial N.V. Equity Incentive Plan (“CNH Industrial EIP”); ii) CNH Industrial N.V. Directors’ Compensation Plan (“CNH Industrial DCP”); iii) CNH Global N.V. Equity Incentive Plan (“CNH EIP”); iv) CNH Global N.V. Directors’ Compensation Plan (“CNH DCP”); and, v) Fiat Industrial Long-Term Incentive Plan (“Fiat Industrial Plan”).

CNH Industrial N.V. Equity Incentive Plan (“CNH Industrial EIP”)

At the Annual General Meeting of Shareholders (“AGM”) held on April 16, 2014, the Company’s shareholders approved the adoption of the CNH Industrial EIP, an umbrella program defining the terms and conditions for any subsequent long-term incentive program, whose main features are as follows:

•

The EIP allows grants of the following specific types of equity awards to any current or prospective executive director, officer or employee of, or service provider to, CNH Industrial: stock options, stock appreciation rights, restricted share units, restricted stock, performance shares or performance share units and other stock-based awards that are payable in cash, common shares or any combination thereof subject to the terms and conditions established by the Compensation Committee.

•

The EIP authorizes 25 million common shares over a five-year period, of which a maximum of 7 million would be authorized for awards to executive directors. These shares may be newly issued shares or treasury shares.

•

The EIP will terminate at, and no more awards will be permitted to be granted thereunder ten years after its adoption by the Board of Directors of CNH Industrial. The termination of the EIP will not affect previously granted awards.

Performance Share Units

In 2014 and 2015, CNH Industrial issued to its Chief Executive Officer and selected key employees approximately 12 million and 1 million Performance Share Units (“PSUs”), respectively, with financial performance goals covering a five-year period from January 1, 2014 to December 31, 2018. The performance goals include a performance condition as well as a market condition, with each weighted at 50% and paying out independently of the other. Half of the award will vest if the performance condition is met; whereas the other half, which is based on the market condition, has a payout scale ranging from 0% to 150%. Accordingly, the total number of shares that will eventually be granted may vary from the original estimate of 12 million shares. One third of total grant will vest in February 2017, a cumulative two-thirds in February 2018, and a cumulative 100% in February 2019 if the respective financial goals for 2014 to 2016, 2014 to 2017 and 2014 to 2018 are achieved.

The fair values of the awards that are contingent upon the achievement of the performance condition were measured using stock prices on respective grant dates adjusted for the present value of future dividends that employees will not receive during the vesting period. The weighted average fair value for the PSUs based on the performance condition that were issued in 2014 and 2015 is $9.48 and $9.33 per share, respectively.

The fair values of the awards that are based on the market condition were calculated using the Monte Carlo Simulation model. The weighted average fair value for the awards that were issued in 2014 and 2015 is $8.19 and $7.95 per share, respectively. As a significant majority of the awards (approximately 90% of total awards as of December 31, 2015) was issued on June 9 and 25, 2014, the key assumptions utilized to calculate the grant-date fair values for awards issued on these two grant dates are listed below:

	Key Assumptions for awards issued on
	June 9, 2014	June 25, 2014
Expected Volatility	44.5%	44.1%
Dividend yield	2.6%	2.7%
Risk-free rate	1.69%	1.68%

The expected volatility is based on a weighted average of historical volatility experienced by the common shares of CNH Global, Fiat Industrial and CNH Industrial over a five-year period ending on the grant date. The expected dividend yield was based on CNH Industrial’s historical dividend payout as management expected the dividend payout for future years to be consistent. The risk-free interest rate was based on the yields of five-year U.S. Treasury bonds.

The following table reflects the activity of performance-based share units under CNH Industrial EIP for the year ended December 31, 2015:

	2015
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	12,101,760	$8.84
Granted	980,400	$6.25
Forfeited	(1,490,900)	$8.69
Vested	—	$—
Nonvested at end of year	11,591,260	$8.64

Restricted Share Units

In 2014 and 2015, CNH Industrial issued to selected employees approximately 1 million and 2 million shares of Restricted Share Units (“RSUs) with a weighted average fair value of $9.21 and $8.60 per share, respectively. These shares will vest in three equal tranches over a three-year period. The fair value of the award is measured using the stock price on the grant date adjusted for the present value of future dividends that employees will not receive during the vesting period.

Additionally, CNH Industrial issued 3 million restricted share units to the Chairman of CNH Industrial, in June 2014. The weighted average fair value of these shares is $10.41 per share, measured using the stock price on the grant date adjusted for the present value of future dividends that the Chairman will not receive during the vesting period. These shares are service based and will vest in five tranches at the end of each year. The first tranche and second tranche of 750 thousand shares each vested on December 31, 2014 and December 31, 2015, respectively, which were exercised on February 23, 2015 and February 8, 2016, respectively.

The following table reflects the activity of restricted share units under CNH Industrial EIP for the year ended December 31, 2015:

	2015
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	3,512,139	$9.88
Granted	1,531,900	$8.08
Forfeited	(158,186)	$9.29
Vested	(1,140,333)	$10.21
Nonvested at end of year	3,745,520	$9.67

CNH Industrial N.V. Directors’ Compensation Plan (“CNH Industrial DCP”)

On September 9, 2013, the CNH Industrial DCP was approved by the shareholders and adopted by the Board of Directors of CNH Industrial. The CNH Industrial DCP provides for the payment of the following to eligible members of the CNH Industrial Board in the form of cash, and/or common shares of CNH Industrial, and/or options to purchase common shares of CNH Industrial, provided that such members do not receive salary or other employment compensation from CNH Industrial or FCA., and their subsidiaries and affiliates:

•	$125,000 annual retainer fee for each Non-Executive Director
•	An additional $25,000 for each member of the Audit Committee and $35,000 for the Audit Committee Chairman.
•	An additional $20,000 for each member of every other Board committee and $25,000 for the committee chairman. (collectively, the “fees”).

Each quarter of the CNH Industrial DCP year, the eligible directors elect the form of payment of their fees. If the elected form is common shares, the eligible director will receive as many common shares as equal to the amount of fees the director elects to be paid in common shares, divided by the fair market value of a CNH Industrial common share on the date that the quarterly payment is made. Common shares issued to the eligible director vest immediately upon grant. If an eligible director elects to receive all or a portion of fees in the form of a stock option, the number of common shares underlying the stock option is determined by dividing (i) by (ii) where (i) equals the dollar amount of the quarterly payment that the eligible director elects to receive in the form of stock options multiplied by four and (ii) the fair market value of the common shares on the date that the quarterly payment is made. The CNH Industrial DCP defines fair market value, as applied to each ordinary share, to be equal to the average of the highest and lowest sale price of a CNH Industrial common share during normal trading hours on the last trading day of each plan quarter in which sales of common shares on the New York Stock Exchange are recorded. Stock options granted as a result of such an election vest immediately, but shares purchased under options cannot be sold for six months following the date of exercise. Stock options terminate upon the earlier of: (1) ten years after the grant date; or (2) six months after the date an individual ceases to be a director.

There were 0.2 million common shares authorized for issuance under the CNH Industrial DCP. As of December 31, 2015, 0.05 million stock options were issued under the CNH Industrial DCP at a weighted average exercise price of $9.42 per share and weighted average fair value of $2.87 per share.

CNH Global Directors’ Compensation Plan (“CNH DCP”)

CNH Global Directors’ Compensation Plan stipulates the right for directors of former CNH Global to be compensated in the form of cash, and/or common shares of CNH Global N.V., and/or options to purchase common shares of CNH Global. On September 29, 2013, CNH Industrial assumed the sponsorship of the CNH DCP in connection with the Merger. Stock options issued under the CNH DCP were converted using the CNH Global exchange ratio of 3.828 CNH Industrial shares for each CNH Global common share and exercisable for common shares of CNH Industrial N.V. upon September 29, 2013. As of December 31, 2015, approximately 0.03 million stock options from the CNH DCP were still outstanding. The CNH DCP was terminated effective as of the Merger and no new equity awards will be issued under the CNH DCP.

CNH Global Equity Incentive Plan (the “CNH EIP”)

The CNH Global Equity Incentive Plan provides for grants of stock options, restricted share units and performance share units to former officers and employees of CNH Global. On September 29, 2013, CNH Industrial assumed the sponsorship of the CNH EIP in connection with the Merger. CNH Industrial can not issue any new equity awards under the CNH EIP; however, CNH Industrial is required to issue shares under the CNH EIP to settle the exercise or vesting of the existing equity awards.

On September 29, 2013, outstanding stock options, unvested restricted share units and performance share units under the CNH EIP became exercisable or convertible for common shares of CNH Industrial N.V. The number of shares of outstanding equity awards was increased and exercise price of stock options reduced to take into account the CNH Global exchange ratio of 3.828 CNH Industrial shares for each CNH Global common share. The conversion did not change the aggregate fair value of the outstanding equity awards and, therefore, resulted in no additional share-based compensation expense in 2013.

Stock Option Plan

In September 2012, approximately 2.7 million performance-based stock options (at target award levels) were issued under the CNH EIP (the “2012 Grant”). Upon the achievement of CNH Global’s 2012 target performance objective, approximately 4 million of options were granted. These options vested in three equal tranches in February 2012, 2013 and 2014. Options granted under the CNH EIP have a contractual life of five years from the initial vesting date.

No stock options were issued in 2013, 2014, and 2015 under the CNH EIP.

The following table summarizes outstanding stock options under the CNH EIP at December 31, 2015:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Shares Outstanding	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)	Shares Exercisable	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)
$5.01–$10.00	4,491,907	1.6	$8.32	$30,755	4,491,907	1.6	$8.32	$30,755
$10.01–$15.00	4,278,010	1.2	$10.15	$—	4,278,010	1.2	$10.15	$—
				$30,755				$30,755

(A) The difference between the exercise price of share-based compensation and the year-end market price of CNH Industrial common shares of $6.84. No amount is shown for awards with an exercise price that is greater than the year-end market price.

The Black-Scholes pricing model was used to calculate the fair value of stock options for options granted in 2012 under the CNH EIP. The assumptions used under the Black-Scholes pricing model were as follows:

2012
Risk-free interest rate	0.40%
Expected dividend yield	0.00%
Price volatility of CNH Global N.V. shares	51.70%
Option life (years)	3.39

The risk-free interest rate was based on the U.S. Treasury rate for a bond of approximately the expected life of the options. The expected volatility was based on the historical activity of common shares of CNH Global N.V. over a period at least equal to the expected life of the options. The expected life for the CNH EIP grant was based on the average of the vesting period of each tranche and the original contract term of 65 to 70 months. The expected dividend yield was determined to be zero as management did not expect CNH Global to pay ordinary dividends. Based on this model, the fair value of stock options awarded under the CNH EIP was $3.60.

The following table reflects the stock option activity under the CNH EIP for the year ended December 31, 2015:

	2015
	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	10,861,553	$9.03
Forfeited	(1,033,560)	$9.58
Expired	—	$—
Exercised	(1,058,075)	$6.95
Outstanding at end of year	8,769,918	$9.21
Exercisable at end of year	8,769,918	$9.21

Performance Share Units

In 2012, CNH Global issued several grants of performance-based share units. The total number of shares granted in 2012 was 0.5 million with a weighted average fair value of $10.62 per share. These shares were originally designed to cliff vest in February 2015 based on the achievement of their respective performance targets of CNH Global. In connection with the Merger, the performance targets for these awards had been deemed to be met and the outstanding shares continued to vest in February 2015 when employees have provided the required service. Awards that were modified in the same manner included the third tranche of several performance-based share units issued prior to 2012 which were scheduled to vest in February 2015 upon the achievement of certain performance targets of CNH Global. Overall, approximately 3 million of performance-based share units were converted to service based restricted shares, which resulted in no performance-based share units outstanding as of December 31, 2014. This modification did not result in any additional compensation cost in 2014. No performance-based shares were granted in 2013, 2014, and 2015 under the CNH EIP.

Restricted Share Units

In 2012, 0.7 million restricted share units were granted under the CNH EIP with a weighted average fair value of $11.40 per share. Restricted share units are service based and vest in three equal installments over three years starting from the grant date. Compensation cost for the restricted share units is recognized on a straight-line basis over the requisite service period for each separate vesting portion of the award as of the award was, in substance, multiple awards.

No restricted shares units were granted in 2013, 2014, and 2015 under the CNH EIP.

The following table reflects the activity of restricted share units under CNH EIP for the year ended December 31, 2015:

	2015
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	3,191,444	$7.82
Granted	—	$—
Forfeited	(78,869)	$8.79
Vested	(3,112,575)	$7.79
Nonvested at end of year	—	$—

The fair value of performance-based shares and restricted shares under the CNH EIP was based on the market value of CNH Global’s common shares on the date of the grant.

Special Dividend

On December 28, 2012, CNH Global had paid a special dividend of $10 per common share to its minority shareholders of record as of December 20, 2012, as part of the merger agreement with Fiat Industrial. In accordance with the anti-dilutive provisions of both the CNH EIP and CNH DCP, on January 28, 2013, the CNH Global Corporate Governance and Compensation Committee approved required equitable adjustments to outstanding equity awards. The adjustments were retrospectively made to outstanding options under the CNH EIP and CNH DCP, unvested performance share units and unvested restricted share units under the CNH EIP, as of the ex-dividend date on December 18, 2012. The exercise price was reduced and the number of outstanding shares increased for stock options, and the number of unvested share units was increased for performance share units and restricted share units, to maintain the pre-dividend fair value. The weighted average exercise price of outstanding options decreased from $40.45 to $33.34, the number of outstanding options increased from 4.6 million to 5.6 million, the number of unvested performance share units increased from 1.9 million to 2.3 million and the number of unvested restricted share units increased from 0.45 million to 0.55 million. These additional shares were issued in January 2013. The aggregate fair value, the aggregate intrinsic value and the ratio of the exercise price to the market price are approximately equal immediately before and after the adjustment. Therefore, no additional compensation expense was recognized in 2013.

Fiat Industrial Plan

In the AGM held on April 5, 2012, Fiat Industrial shareholders approved the adoption of a Long Term Incentive Plan consisting of two components (Company Performance LTI and Retention LTI) taking the form of stock grants. According to the Fiat Industrial Plan, Fiat Industrial granted the Chairman of Fiat Industrial 1 million rights as part of the Company Performance LTI and 1.1 million rights as part of the Retention LTI.

On September 29, 2013, CNH Industrial assumed the sponsorship of Fiat Industrial Long-Term Incentive Plan (the “Fiat Industrial Plan”). On the Effective Date, the unvested equity awards under the former Fiat Industrial Plan became convertible for common shares of CNH Industrial N.V. on a one-for-one basis.

The conversion did not change the aggregate fair value of the outstanding equity awards and, therefore, resulted in no additional share-based compensation expense in 2013.

1.1 million rights from the Retention LTI vested ratably over three years on February 22, 2013, 2014 and 2015. The last tranche of rights was exercised on February 23, 2015.

Under the terms of the Long Term Incentive Plan, the rights to the Company Performance LTI will vest on condition that predetermined financial performance targets for the period from January 1, 2012 to December 31, 2014 are met and on condition that the beneficiary remains in office up to the date of approval of the consolidated financial statements at December 31, 2014 by the Board of Directors; the rights will become exercisable and may be exercised in a single installment subsequent to the date of approval of the consolidated financial statements at December 31, 2014 by the Board of Directors.

In connection with the Merger, upon recommendation of the Compensation Committee, the Board of Directors of CNH Industrial resolved to consider the performance conditions met for the Chairman’s Company performance share units. This modification did not result in any additional compensation expenses. The units vested on February 1, 2015 and were exercised on February 23, 2015.

The two awards were settled by issuing new shares.

The following table reflects the share activity under the Company Performance LTI for the year ended December 31, 2015:

	2015
	Number of Shares	Grant-Date Fair Value (in €)
Nonvested at beginning of year	1,000,000	€7.795
Granted	—	€—
Forfeited	—	€—
Vested	(1,000,000)	€7.795
Nonvested at end of year	—	€—

The following table reflects the share activity under the Retention LTI for the year ended December 31, 2015:

	2015
	Number of Shares	Grant-Date Fair Value (in €)
Nonvested at beginning of year	366,666	€7.795
Granted	—	€—
Forfeited	—	€—
Vested	(366,666)	€7.795
Nonvested at end of year	—	€—

The fair value of these awards was based on the market value of Fiat Industrial’s common shares on the date of the grant.

Additional Share-Based Compensation Information

The table below provides additional share-based compensation information for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013
	(in millions)
Total intrinsic value of options exercised	$1	$5	$30
Fair value of shares vested	$36	$32	$50
Cash received from share award exercises	$8	$10	$63
Tax benefit of options exercised and shares vested	$—	$—	$3